Document And Entity Information	May 12, 2026
Document Information Line Items
Entity Central Index Key	0002111762
Document Type	S-1/A
Amendment Description	Amendment No. 1
Entity Registrant Name	GSR V Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true